CONSOLIDATED BALANCE SHEETS (Q1) - USD ($)	Oct. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Nov. 04, 2022	Jul. 31, 2022
Current assets
Cash	$ 13,385		$ 21,106		$ 489,971
GST receivable	95,556		85,658		49,408
Prepaid expenses	31,433		35,141		311,690
Total current assets	140,374		141,905		851,069
Equipment	592		953		2,821
Total assets	140,966		142,858		853,890
Current liabilities
Accounts payable and accrued liabilities	8,408,709		6,575,974		908,652
Mandatory convertible debentures	0		127,500		0
Convertible debentures	940,747		881,544		0
Derivative liabilities	2,321,350	$ 1,382,096	919,250		0	$ 1,836,666
Warrant laibilities	646,711		0
Total current liabilities	12,317,517		8,504,268		908,652
Shareholders' (deficiency)
Common shares (No par value, unlimited common shares authorized; 29,603,123 SVS and 4,650,000 MVS issued and outstanding) (2023 - 28,419,790 SVS and 4,650,000 MVS)	0		0		0
Additional paid in capital	13,561,064		13,321,266		11,883,289
Accumulated other comprehensive loss	45,048		43,553		(83,570)
Deficit	(25,782,663)		(21,726,229)		(11,854,481)
Total shareholders' equity (deficiency)	(12,176,551)		(8,361,410)	$ (2,781,466)	(54,762)		$ 783,871
Total liabilities and shareholders' equity (deficiency)	$ 140,966		$ 142,858		$ 853,890